SUMMARY OF RELATED PARTY TRANSACTION RELATIONSHIP (Details)	6 Months Ended
Jun. 30, 2026
Foshan Yunmi Electric Appliances Technology Company Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Relationship with the Group	Controlled by a principal shareholder of the Company
Xiaomi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Relationship with the Group	Shareholder of the Group